Common shares - Summary of restricted stock awards (Details)	12 Months Ended
	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares
Number of Shares
Number of shares, outstanding and non-vested (in shares)	3,231,060
Number of shares, outstanding and non-vested (in shares)	3,793,883	3,231,060
Restricted Stock
Number of Shares
Number of shares, outstanding and non-vested (in shares)		2,705,989
Number of shares, granted (in shares)	1,472,800	1,817,750
Number of shares, vested (in shares)	(905,643)	(1,280,179)
Number of shares, forfeited (in shares)	(4,334)	(12,500)
Number of shares, outstanding and non-vested (in shares)
Weighted average grant date fair value, outstanding and non-vested (in USD per share) | $ / shares	$ 38.57	$ 21.63
Weighted average grant date fair value, granted (in USD per share) | $ / shares	71.49	55.61
Weighted average grant date fair value, vested (in USD per share) | $ / shares	27.40	27.11
Weighted average grant date fair value, forfeited (in USD per share) | $ / shares	69.38	24.27
Weighted average grant date fair value, outstanding and non-vested (in USD per share) | $ / shares	$ 53.98	$ 38.57